Stock Option Plan (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Option Plan
Option granted			360,000
Stock-based compensation expense	$ 63,233		$ 67,070
Unamortized stock option expense			$ 132,722